Expense Example, No Redemption - PRUDENTIAL DAY ONE 2060 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	10,502
Expense Example, No Redemption, 5 Years	10,502
Expense Example, No Redemption, 10 Years	10,502
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	2,114
Expense Example, No Redemption, 5 Years	3,929
Expense Example, No Redemption, 10 Years	7,698
Class R3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	2,184
Expense Example, No Redemption, 5 Years	4,058
Expense Example, No Redemption, 10 Years	7,882
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	10,501
Expense Example, No Redemption, 5 Years	10,501
Expense Example, No Redemption, 10 Years	10,501
Class R5
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	4,067
Expense Example, No Redemption, 5 Years	6,748
Expense Example, No Redemption, 10 Years	10,177
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	1,711
Expense Example, No Redemption, 5 Years	3,275
Expense Example, No Redemption, 10 Years	$ 6,760